Segment and Geographic Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment and Geographic Information
23.	SEGMENT AND GEOGRAPHIC INFORMATION

The Company has two operating segments (1) Financial services in PRC, (2) Hong Kong brokerage services. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-makers in deciding how to allocate resources and in assessing performance. The Company’s chief executive officer has been identified as the chief operating decision makers. The Company’s chief operating decision maker directs the allocation of resources to operating segments based on the profitability and cash flows of each respective segment. Segment of Hong Kong brokerage services includes the revenues from brokerage services, and segment of Financial services includes the revenue from subscription revenues, mutual funds distribution revenues and advertising and enterprise value-added services revenues.

The Company evaluates performance based on several factors, including net revenue, cost of revenue, operating expenses, income from operation. The following tables show the operations of the Company’s operating segments:

For the year ended December 31, 2020

	Hong Kong brokerage services	Financial services	Other	Consolidated
Net revenues	$12,110,117	$31,767,173	$—	$43,877,290
Less: intersegment sales	—	(3,844,193)	—	(3,844,193)
Net revenues from external customer	12,110,117	27,922,980	—	40,033,097
Cost of revenues	6,824,093	7,971,267	(15)	14,795,345
Less: intersegment cost of revenues	—	(468,542)	—	(468,542)
Cost of revenues after elimination	6,824,093	7,502,725	(15)	14,326,803
Operating expenses:
General and administrative	6,181,307	5,744,905	292,750	12,218,962
Product development	—	11,482,813	2,025	11,484,838
Sales and marketing	4,495,190	12,765,669	158,393	17,419,252
Total segments operating expenses	10,676,497	29,993,387	453,168	41,123,052
Less: intersegment operating expenses	(835,497)	(3,418,220)	—	(4,253,717)
Total operating expenses	9,841,000	26,575,167	453,168	36,869,335
Income (loss) from operations	$(4,554,976)	$(6,154,912)	$(453,153)	$(11,163,041)
Total segments assets	80,200,698	161,697,028	12,815,222	254,712,948
Less: intersegment asset.	(21,048,187)	(143,194,619)	(12,512,834)	(176,755,640)
Total assets	$59,152,511	$18,502,409	$302,388	$77,957,306

For the year ended December 31, 2019

	Hong Kong brokerage services	Financial services	Other	Consolidated
Net revenues	$15,802,418	$26,323,194	$—	$42,125,612
Less: intersegment sales	(3,071)	(6,603,751)	—	(6,606,822)
Net revenues from external customer	15,799,347	19,719,443	—	35,518,790
Cost of revenues	7,839,764	5,348,329	—	13,188,093
Less: intersegment cost of revenues	—	(213,958)	—	(213,958)
Cost of revenues after elimination	7,839,764	5,134,371	—	12,974,135
Operating expenses:
General and administrative	5,616,870	5,200,622	1,428,075	12,245,567
Product development	24,011	15,502,285	7,677	15,533,973
Sales and marketing	3,380,644	9,751,017	234,661	13,366,322
Total segments operating expenses	9,021,525	30,453,924	1,670,413	41,145,862
Less: intersegment operating expenses	(61,860)	(6,389,793)	—	(6,451,653)
Total operating expenses	8,959,665	24,064,131	1,670,413	34,694,209
Income (loss) from operations	$(1,000,082)	$(9,479,059)	$(1,670,413)	$(12,149,554)
Total segments assets	89,864,646	157,264,579	12,200,897	259,330,122
Less: intersegment asset.	(20,378,627)	(138,083,606)	(11,703,363)	(170,165,596)
Total assets	$69,486,019	$19,180,973	$497,534	$89,164,526

For the year ended December 31, 2018

	Hong Kong brokerage services	Financial services	Other	Consolidated
Net revenues	$22,440,556	$34,498,830	$49,960	$56,989,346
Less: intersegment sales	(96,606)	(11,414,814)	—	(11,511,420)
Net revenues from external customer	22,343,950	23,084,016	49,960	45,477,926
Cost of revenues	11,212,825	6,249,529	2,813	17,465,167
Less: intersegment cost of revenues	—	(623,252)	—	(623,252)
Cost of revenues after elimination	11,212,825	5,626,277	2,813	16,841,915
Operating expenses:
General and administrative	4,200,746	7,022,338	3,174,478	14,397,562
Product development	44,295	24,394,373	277,353	24,716,021
Sales and marketing	3,656,372	17,574,405	929,411	22,160,188
Total segments operating expenses	7,901,413	48,991,116	4,381,242	61,273,771
Less: intersegment operating expenses	(238,109)	(10,791,561)	—	(11,029,670)
Total operating expenses	7,663,304	38,199,555	4,381,242	50,244,101
Income (loss) from operations	$3,467,821	$(20,741,816)	$(4,334,095)	$(21,608,090)
Total segments assets	76,292,657	156,883,869	13,201,206	246,377,732
Less: intersegment asset.	(19,992,932)	(133,070,873)	(12,624,577)	(165,688,382)
Total assets	$56,299,725	$23,812,996	$576,629	$80,689,350

The Company derives revenue from external customers for each of the following services during the years presented:

	Years ended December 31,
	2018	2019	2020
Mutual funds distribution services revenues	$879,802	$735,129	$1,281,077
Financial information and advisory services revenues	14,891,267	10,674,164	17,465,197
Advertising revenues	7,312,947	8,310,150	9,176,706
Hong Kong brokerage services revenues	22,343,950	15,799,347	12,110,117
Others	49,960	—	—
Total revenue from external customers	$45,477,926	$35,518,790	$40,033,097

Substantially all of the Company’s revenues for the years ended December 31, 2018, 2019 and 2020 were generated from the PRC and Hong Kong.

As of December 31, 2018, 2019 and 2020, respectively, substantially all of long-lived assets of the Company are located in the PRC and Hong Kong.